Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		$ 1,496,137	$ 1,487,013	$ 1,426,489
Total long lived assets		47,456	48,025
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		1,490,338	1,485,694	1,422,445
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		11,768	5,068
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		28,896	52,263	46,037
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		10,774	11,416
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		774,050	683,338	631,570
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue		103,488	127,119	146,670
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets	[1]	3,651	4,962
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	[2]	583,904	622,974	$ 598,168
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		5,800	6,455
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		8,109	11,442
Austria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets		$ 7,354	$ 8,682

[1]	No single country included in the All other countries category generated more than 10% of total long lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of revenues.